Statement of Additional Information Supplement
                              September 28, 2001*

AEL Personal Portfolio Plus2 and AEL Personal Portfolio/AEL Personal Portfolio Plus Variable Annuity
American Express(R) Galaxy Premier Variable Annuity
American Express New Solutions(SM) Variable Annuity
American Express Pinnacle Variable Annuity(SM)
American Express Retirement Advisor Variable Annuity(R)                                                  S-6467-20 E (5/01)
American Express Retirement Advisor Variable Annuity(R)- Band 3                                          S-6477-20 E (5/01)
American Express Retirement Advisor Variable Annuity(R)(New York)                                        S-6471-20 C (5/01)
American Express Retirement Advisor Advantage(SM) Variable Annuity                                       S-6406-20 A (8/01)
American Express Retirement Advisor Advantage(SM) Variable Annuity(R)- Band 3                            S-6407-20 A (8/01)
American Express Retirement Advisor Advantage(SM) Variable Annuity (New York)                            S-6408-20 A (8/01)
American Express Signature Variable Annuity(R)
American Express(R) Signature One Variable Annuity
IDS Life Employee Benefit Annuity                                                                        S-6157-20 L (5/01)
IDS Life of New York Employee Benefit Annuity                                                            S-6177-20 K (5/01)
IDS Life Flexible Annuity                                                                                S-6155-20 T (5/01)
IDS Life of New York Flexible Annuity                                                                    S-6175-20 R (5/01)
IDS Life Flexible Portfolio Annuity                                                                      S-6161-20 H (5/01)
IDS Life of New York Flexible Portfolio Annuity                                                          S-6163-20 G (5/01)
IDS Life Group Variable Annuity Contract                                                                 S-6156-20 L (5/01)
IDS Life Variable Retirement and Combination Retirement Annuities                                        S-6154-20 R (5/01)
IDS Life of New York Variable Retirement and Combination Retirement Annuities                            S-6174-20 R (5/01)
Wells Fargo Advantage Variable Annuity
Wells Fargo Advantage Builder Variable Annuity


The chart under the "Rating Agencies" section has been revised as follows:

Rating Agency              Rating
A.M. Best                  A+ (Superior)
Duff & Phelps              AA (Very Strong)
Moody's                    Aa3 (Excellent)


S-6406-22 A (9/01)
*Valid until May 1, 2002